February 22, 2016

Securities and Exchange Commission                                   VIA EDGAR
Division of Investment Management
Office of Insurance Products
100 F Street NE
Washington, DC 20549-4644

Re:   Minnesota Life Insurance Company
      Minnesota Life Variable Life Account
      File Number: 33-3233 and 811-4585

Commissioners:

The accompanying post-effective amendment to the Registration Statement on Form N-6 for the above-referenced Minnesota Life Variable Life Account (the "Registrant") is being filed electronically with the Securities and Exchange Commission (the "Commission") pursuant to the Commission's EDGAR System. The amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933 (the "1933 Act").

The Registrant no longer offers the policies described in this Registration Statement for sale. The registration statement amendment is made to provide notice that Minnesota Life is seeking an order from the Securities and Exchange Commission to offer policy owners the ability to exchange into another variable life insurance policy without underwriting.

In that regard, the Registrant requests that this filing become effective on April 29, 2016.

Please do not hesitate to call the undersigned at (651) 665-4593 or Ann Furman at (202) 965-8130 if you have any questions or comments concerning the filing.

Sincerely,

/s/ Timothy E. Wuestenhagen

Timothy E. Wuestenhagen
Senior Counsel

cc: Ann B. Furman
Carlton Fields Jorden Burt, P.A.

TEW:mab